CLEARBRIDGE TACTICAL DIVIDEND INCOME FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited)	July 31, 2021

SECURITY	SHARES	VALUE
COMMON STOCKS - 54.2%
COMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 0.4%
Verizon Communications Inc.	25,390	$1,416,254

Wireless Telecommunication Services - 1.1%
Shenandoah Telecommunications Co.	73,430	3,876,370

TOTAL COMMUNICATION SERVICES		5,292,624

CONSUMER STAPLES - 2.6%
Beverages - 1.0%
Coca-Cola Co.	61,730	3,520,462

Household Products - 1.6%
Kimberly-Clark Corp.	16,290	2,210,879
Procter & Gamble Co.	23,950	3,406,408

Total Household Products		5,617,287

TOTAL CONSUMER STAPLES		9,137,749

ENERGY - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Enbridge Inc.	42,190	1,660,177
Williams Cos. Inc.	69,570	1,742,728

TOTAL ENERGY		3,402,905

FINANCIALS - 10.0%
Banks - 2.7%
Bank of America Corp.	96,700	3,709,412
JPMorgan Chase & Co.	37,900	5,752,462

Total Banks		9,461,874

Capital Markets - 6.5%
Apollo Global Management Inc.	26,520	1,560,967
Blackstone Group Inc.	120,890	13,934,991
CME Group Inc.	6,920	1,467,940
Intercontinental Exchange Inc.	15,910	1,906,495
Trinity Capital Inc.	255,400	3,644,558

Total Capital Markets		22,514,951

Insurance - 0.6%
Chubb Ltd.	13,210	2,229,055

Mortgage Real Estate Investment Trusts (REITs) - 0.2%
AGNC Investment Corp.	48,430	768,584

TOTAL FINANCIALS		34,974,464

See Notes to Schedule of Investments.

ClearBridge Tactical Dividend Income Fund 2021 Quarterly Report	1

CLEARBRIDGE TACTICAL DIVIDEND INCOME FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2021

SECURITY	SHARES	VALUE
HEALTH CARE - 4.4%
Biotechnology - 1.3%
AbbVie Inc.	21,010	$2,443,463
Amgen Inc.	8,430	2,036,182

Total Biotechnology		4,479,645

Pharmaceuticals - 3.1%
Johnson & Johnson	13,790	2,374,638
Merck & Co. Inc.	66,590	5,118,774
Pfizer Inc.	77,210	3,305,360

Total Pharmaceuticals		10,798,772

TOTAL HEALTH CARE		15,278,417

INDUSTRIALS - 6.3%
Aerospace & Defense - 2.7%
Lockheed Martin Corp.	14,220	5,285,147
Raytheon Technologies Corp.	47,980	4,171,861

Total Aerospace & Defense		9,457,008

Air Freight & Logistics - 0.5%
United Parcel Service Inc., Class B Shares	9,720	1,860,019

Electrical Equipment - 0.6%
Emerson Electric Co.	19,250	1,942,133

Machinery - 2.5%
Otis Worldwide Corp.	37,600	3,367,080
Stanley Black & Decker Inc.	27,760	5,470,108

Total Machinery		8,837,188

TOTAL INDUSTRIALS		22,096,348

INFORMATION TECHNOLOGY - 20.0%
Communications Equipment - 1.4%
Cisco Systems Inc.	86,450	4,786,737

Electronic Equipment, Instruments & Components - 1.3%
TE Connectivity Ltd.	30,520	4,500,784

IT Services - 0.7%
Paychex Inc.	20,390	2,320,790

Semiconductors & Semiconductor Equipment - 5.7%
ASML Holding NV, Registered Shares	2,710	2,077,865
NXP Semiconductors NV	27,070	5,586,977
QUALCOMM Inc.	60,150	9,010,470
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	8,370	976,277
Texas Instruments Inc.	12,890	2,457,092

Total Semiconductors & Semiconductor Equipment		20,108,681

See Notes to Schedule of Investments.

2	ClearBridge Tactical Dividend Income Fund 2021 Quarterly Report

CLEARBRIDGE TACTICAL DIVIDEND INCOME FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2021

SECURITY	SHARES	VALUE
Software - 6.6%
Microsoft Corp.	63,370	$18,054,747
NortonLifeLock Inc.	51,530	1,278,974
Oracle Corp.	41,570	3,622,410

Total Software		22,956,131

Technology Hardware, Storage & Peripherals - 4.3%
Apple Inc.	103,150	15,045,459

TOTAL INFORMATION TECHNOLOGY		69,718,582

MATERIALS - 1.2%
Chemicals - 1.2%
Air Products & Chemicals Inc.	8,030	2,336,971
Huntsman Corp.	70,440	1,860,320

TOTAL MATERIALS		4,197,291

REAL ESTATE - 6.4%
Equity Real Estate Investment Trusts (REITs) - 6.4%
Alexandria Real Estate Equities Inc.	28,960	5,830,806
American Tower Corp.	9,210	2,604,588
Apartment Income REIT Corp.	42,788	2,252,360
Crown Castle International Corp.	9,329	1,801,337
Duke Realty Corp.	18,500	941,280
Equinix Inc.	3,260	2,674,536
Equity LifeStyle Properties Inc.	21,090	1,767,342
Prologis Inc.	14,690	1,880,908
SBA Communications Corp.	5,740	1,957,283
Weyerhaeuser Co.	23,430	790,294

TOTAL REAL ESTATE		22,500,734

UTILITIES - 0.8%
Electric Utilities - 0.4%
NextEra Energy Inc.	16,520	1,286,908

Multi-Utilities - 0.4%
Sempra Energy	10,420	1,361,373

TOTAL UTILITIES		2,648,281

TOTAL COMMON STOCKS (Cost - $102,321,126)		189,247,395

	SHARES/UNITS
MASTER LIMITED PARTNERSHIPS - 22.2%
Diversified Energy Infrastructure - 9.1%
Energy Transfer LP	1,409,430	13,896,980
Enterprise Products Partners LP	569,270	12,848,424
Plains GP Holdings LP, Class A Shares	483,710	5,074,118

Total Diversified Energy Infrastructure		31,819,522

See Notes to Schedule of Investments.

ClearBridge Tactical Dividend Income Fund 2021 Quarterly Report	3

CLEARBRIDGE TACTICAL DIVIDEND INCOME FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2021

SECURITY		SHARES/UNITS	VALUE
Gathering/Processing - 0.7%
Rattler Midstream LP		249,910	$2,601,563

Global Infrastructure - 1.3%
Brookfield Renewable Partners LP		111,210	4,378,515

Liquids Transportation & Storage - 3.3%
Magellan Midstream Partners LP		188,720	8,794,352
PBF Logistics LP		191,350	2,613,841

Total Liquids Transportation & Storage			11,408,193

Oil/Refined Products - 3.9%
CrossAmerica Partners LP		237,520	4,862,035
MPLX LP		160,480	4,554,422
Sunoco LP		109,980	4,180,340

Total Oil/Refined Products			13,596,797

Petrochemicals - 1.6%
Westlake Chemical Partners LP		207,299	5,539,029

Power Generation - 0.6%
NextEra Energy Partners LP		29,340	2,274,730

Shipping - 1.7%
KNOT Offshore Partners LP		320,000	5,888,000

TOTAL MASTER LIMITED PARTNERSHIPS (Cost - $56,912,217)			77,506,349

	RATE	SHARES
CONVERTIBLE PREFERRED STOCKS - 17.1%
COMMUNICATION SERVICES - 3.5%
Media - 1.5%
ViacomCBS Inc., Non Voting Shares	5.750%	69,293	5,036,215

Wireless Telecommunication Services - 2.0%
2020 Cash Mandatory Exchangeable Trust	5.250%	5,669	7,119,924

TOTAL COMMUNICATION SERVICES			12,156,139

CONSUMER DISCRETIONARY - 2.2%
Auto Components - 1.5%
Aptiv PLC, Non Voting Shares	5.500%	27,670	5,195,319

Internet & Direct Marketing Retail - 0.7%
2020 Mandatory Exchangeable Trust	6.500%	1,238	2,326,648

TOTAL CONSUMER DISCRETIONARY			7,521,967

FINANCIALS - 2.7%
Capital Markets - 2.7%
KKR & Co. Inc., Non Voting Shares	6.000%	115,490	9,590,289

See Notes to Schedule of Investments.

4	ClearBridge Tactical Dividend Income Fund 2021 Quarterly Report

CLEARBRIDGE TACTICAL DIVIDEND INCOME FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2021

SECURITY	RATE		SHARES	VALUE
HEALTH CARE - 1.9%
Health Care Equipment & Supplies - 1.9%
Boston Scientific Corp., Non Voting Shares	5.500%		2,934	$360,471
Danaher Corp., Non Voting Shares	4.750%		3,090	6,157,598

TOTAL HEALTH CARE				6,518,069

INFORMATION TECHNOLOGY - 4.0%
Semiconductors & Semiconductor Equipment - 4.0%
Broadcom Inc., Non Voting Shares	8.000%		9,014	13,920,681

UTILITIES - 2.8%
Electric Utilities - 1.3%
NextEra Energy Inc.	6.219%		88,590	4,596,935

Gas Utilities - 0.8%
South Jersey Industries Inc.	8.750%		31,730	1,729,602
Spire Inc.	7.500%		23,900	1,281,757

Total Gas Utilities				3,011,359

Multi-Utilities - 0.7%
DTE Energy Co.	6.250%		45,450	2,331,585

TOTAL UTILITIES				9,939,879

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $43,330,824)				59,647,024

		MATURITY DATE	FACE AMOUNT
CONVERTIBLE BONDS & NOTES - 2.8%
COMMUNICATION SERVICES - 0.4%
Entertainment - 0.4%
IMAX Corp., Senior Notes	0.500%	4/1/26	$1,500,000	1,396,950	(a)

CONSUMER DISCRETIONARY - 0.5%
Hotels, Restaurants & Leisure - 0.5%
Royal Caribbean Cruises Ltd., Senior Notes	4.250%	6/15/23	1,305,000	1,679,702

HEALTH CARE - 0.5%
Biotechnology - 0.5%
Bridgebio Pharma Inc., Senior Notes	2.250%	2/1/29	2,040,000	1,867,785	(a)

INDUSTRIALS - 1.4%
Airlines - 1.4%
American Airlines Group Inc., Senior Notes	6.500%	7/1/25	3,114,000	4,764,420

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $8,237,726)				9,708,857

See Notes to Schedule of Investments.

ClearBridge Tactical Dividend Income Fund 2021 Quarterly Report	5

CLEARBRIDGE TACTICAL DIVIDEND INCOME FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2021

SECURITY		SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 2.5%
Ares Capital Corp.		44,860	$895,854	(b)
Barings BDC Inc.		226,900	2,432,368	(b)
TriplePoint Venture Growth BDC Corp.		335,242	5,293,471	(b)

TOTAL INVESTMENTS IN UNDERLYING FUNDS (Cost - $6,879,228)			8,621,693

	RATE
PREFERRED STOCKS - 0.7%
CONSUMER DISCRETIONARY - 0.7%
Internet & Direct Marketing Retail - 0.7%
Qurate Retail Inc. (Cost - $2,425,009)	8.000%	23,000	2,495,040

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $220,106,130)			347,226,358

SHORT-TERM INVESTMENTS - 0.8%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	0.006%	2,293,727	2,293,727
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	0.010%	573,432	573,432	(c)

TOTAL SHORT-TERM INVESTMENTS (Cost - $2,867,159)			2,867,159

TOTAL INVESTMENTS - 100.3% (Cost - $222,973,289)			350,093,517
Liabilities in Excess of Other Assets - (0.3)%			(1,065,454)

TOTAL NET ASSETS - 100.0%			$349,028,063

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Security is a business development company.

(c)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At July 31, 2021, the total market value of investments in Affiliated Companies was $573,432 and the cost was $573,432 (Note 2).

Abbreviation(s) used in this schedule:

ADR	— American Depositary Receipts
REIT	— Real Estate Investment Trust

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

6	ClearBridge Tactical Dividend Income Fund 2021 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Tactical Dividend Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (prior to September 1, 2021, known as Legg Mason Partners Equity Trust) (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (formerly known as Legg Mason North Atlantic Fund Valuation Committee prior to March 1, 2021) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

7

Notes to Schedule of Investments (unaudited) (cont’d)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical investments

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

8

Notes to Schedule of Investments (unaudited) (cont’d)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks	$189,247,395	—	—	$189,247,395
Master Limited Partnerships	77,506,349	—	—	77,506,349
Convertible Preferred Stocks:
Communication Services	5,036,215	$7,119,924	—	12,156,139
Consumer Discretionary	5,195,319	2,326,648	—	7,521,967
Utilities	8,658,122	1,281,757	—	9,939,879
Other Convertible Preferred Stocks	30,029,039	—	—	30,029,039
Convertible Bonds & Notes	—	9,708,857	—	9,708,857
Investments in Underlying Funds	8,621,693	—	—	8,621,693
Preferred Stocks	2,495,040	—	—	2,495,040

Total Long-Term Investments	326,789,172	20,437,186	—	347,226,358

Short-Term Investments†	2,867,159	—	—	2,867,159

Total Investments	$329,656,331	$20,437,186	—	$350,093,517

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended July 31, 2021. The following transactions were effected in such company for the period ended July 31, 2021.

	Affiliate Value at October 31, 2020	Purchased		Sold		Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2021
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$791,974	$9,309,423	9,309,423	$9,527,965	9,527,965	—	$31	—	$573,432

9